Shareholder Report, Line Graph (Details) 212253_FIS Tactical Equity ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Jun. 30, 2026	Mar. 19, 2026	Jun. 30, 2026
FIS Tactical Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name			FIS Tactical Equity ETF NAV
Accumulated Value	$ 11,787	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Total Return Index
Accumulated Value	$ 11,356	$ 10,000